SHAREHOLDERS' EQUITY (Details B)	6 Months Ended
Jun. 30, 2015
Expected life (in years)	6 years
Expected volatility	100.00%
Average risk free interest rate	1.54%
Dividend yield	0.00%
Employee Stock Option [Member]
Expected life (in years)	6 years
Expected volatility	219.31%
Average risk free interest rate	1.54%
Dividend yield	0.00%